INCOME TAX - Deferred tax asset and liabilities classification (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 COP ($)
Reconciliation of changes in assets deferred tax
Asset Deferred Tax at December 31, 2019	$ 1,252,460
Asset Deferred Tax, Effect On Profit Or Loss	788,692
Asset Deferred Tax, Effect on OCI and Equity	34,342
Asset Deferred Tax, Foreign Exchange	3,904
Asset Deferred Tax, Adjustments for consolidation purposes	(1,058)
Asset Deferred Tax at December 31, 2020	2,078,340
Reconciliation of changes in liability deferred tax
Liability Deferred Tax at December 31, 2019	(2,373,416)
Liability Deferred Tax at December 31, 2020	(2,459,139)
Reconciliation of changes in net deferred tax
Net Deferred Tax at December 31, 2019	(1,120,956)
Net Deferred Tax at December 31, 2020	(380,799)
Property and equipment
Reconciliation of changes in assets deferred tax
Asset Deferred Tax at December 31, 2019	7,338
Asset Deferred Tax, Effect On Profit Or Loss	(3,610)
Asset Deferred Tax, Foreign Exchange	313
Asset Deferred Tax at December 31, 2020	4,041
Reconciliation of changes in liability deferred tax
Liability Deferred Tax at December 31, 2019	(214,548)
Liability Deferred Tax at December 31, 2020	(288,662)
Employee Benefits
Reconciliation of changes in assets deferred tax
Asset Deferred Tax at December 31, 2019	232,153
Asset Deferred Tax, Effect On Profit Or Loss	2,849
Asset Deferred Tax, Effect on OCI and Equity	(4,933)
Asset Deferred Tax, Foreign Exchange	1,401
Asset Deferred Tax at December 31, 2020	231,470
Reconciliation of changes in liability deferred tax
Liability Deferred Tax at December 31, 2020	(7)
Deterioration assessment
Reconciliation of changes in assets deferred tax
Asset Deferred Tax at December 31, 2019	118,895
Asset Deferred Tax, Effect On Profit Or Loss	728,719
Asset Deferred Tax, Foreign Exchange	13,673
Asset Deferred Tax, Adjustments for consolidation purposes	(1,058)
Asset Deferred Tax at December 31, 2020	860,229
Reconciliation of changes in liability deferred tax
Liability Deferred Tax at December 31, 2019	(352,836)
Liability Deferred Tax at December 31, 2020	(14,875)
Investments evaluation
Reconciliation of changes in assets deferred tax
Asset Deferred Tax at December 31, 2019	5,278
Asset Deferred Tax, Effect on OCI and Equity	(168)
Asset Deferred Tax, Foreign Exchange	(171)
Asset Deferred Tax at December 31, 2020	4,939
Tax credits settlement
Reconciliation of changes in assets deferred tax
Asset Deferred Tax at December 31, 2019	70,676
Asset Deferred Tax, Effect On Profit Or Loss	2,375
Asset Deferred Tax at December 31, 2020	73,051
Participatory Titles Evaluation
Reconciliation of changes in liability deferred tax
Liability Deferred Tax at December 31, 2019	(236,625)
Liability Deferred Tax at December 31, 2020	(231,491)
Financial Obligations
Reconciliation of changes in assets deferred tax
Asset Deferred Tax at December 31, 2019	91,550
Asset Deferred Tax, Effect On Profit Or Loss	(45,949)
Asset Deferred Tax at December 31, 2020	45,601
Net Investment Coverage in Operations Abroad
Reconciliation of changes in assets deferred tax
Asset Deferred Tax at December 31, 2019	292,882
Asset Deferred Tax, Effect On Profit Or Loss	14,663
Asset Deferred Tax, Effect on OCI and Equity	39,443
Asset Deferred Tax, Foreign Exchange	(32)
Asset Deferred Tax at December 31, 2020	346,956
Lease restatement
Reconciliation of changes in liability deferred tax
Liability Deferred Tax at December 31, 2019	(255,431)
Liability Deferred Tax at December 31, 2020	(237,852)
Derivatives' evaluation
Reconciliation of changes in liability deferred tax
Liability Deferred Tax at December 31, 2019	(4)
Liability Deferred Tax at December 31, 2020	(113,968)
Goodwill
Reconciliation of changes in liability deferred tax
Liability Deferred Tax at December 31, 2019	(1,019,970)
Liability Deferred Tax at December 31, 2020	(1,184,058)
Properties Received in Payment
Reconciliation of changes in liability deferred tax
Liability Deferred Tax at December 31, 2019	(92,713)
Liability Deferred Tax at December 31, 2020	(138,210)
Other deductions
Reconciliation of changes in assets deferred tax
Asset Deferred Tax at December 31, 2019	45,812
Asset Deferred Tax, Effect On Profit Or Loss	84,277
Asset Deferred Tax, Foreign Exchange	(18,159)
Asset Deferred Tax at December 31, 2020	111,930
Reconciliation of changes in liability deferred tax
Liability Deferred Tax at December 31, 2019	(192,568)
Liability Deferred Tax at December 31, 2020	(240,827)
Investments In Associates Accounted For Using Equity Method
Reconciliation of changes in liability deferred tax
Liability Deferred Tax at December 31, 2019	(695)
Liability Deferred Tax at December 31, 2020	(784)
IFRS 9 implementation adjustment
Reconciliation of changes in assets deferred tax
Asset Deferred Tax at December 31, 2019	387,876
Asset Deferred Tax, Effect On Profit Or Loss	5,368
Asset Deferred Tax, Foreign Exchange	6,879
Asset Deferred Tax at December 31, 2020	400,123
Reconciliation of changes in liability deferred tax
Liability Deferred Tax at December 31, 2019	(8,026)
Liability Deferred Tax at December 31, 2020	(8,405)
Liability Deferred Tax with effect on Income Statement
Reconciliation of changes in liability deferred tax
Liability Deferred Tax, Effect On Profit Or Loss	(104,279)
Reconciliation of changes in net deferred tax
Net Deferred Tax, Effect on Income Statement	684,413
Liability Deferred Tax with effect on Income Statement | Property and equipment
Reconciliation of changes in liability deferred tax
Liability Deferred Tax, Effect On Profit Or Loss	(72,437)
Liability Deferred Tax with effect on Income Statement | Deterioration assessment
Reconciliation of changes in liability deferred tax
Liability Deferred Tax, Effect On Profit Or Loss	340,397
Liability Deferred Tax with effect on Income Statement | Participatory Titles Evaluation
Reconciliation of changes in liability deferred tax
Liability Deferred Tax, Effect On Profit Or Loss	(20,728)
Liability Deferred Tax with effect on Income Statement | Lease restatement
Reconciliation of changes in liability deferred tax
Liability Deferred Tax, Effect On Profit Or Loss	17,579
Liability Deferred Tax with effect on Income Statement | Derivatives' evaluation
Reconciliation of changes in liability deferred tax
Liability Deferred Tax, Effect On Profit Or Loss	(113,964)
Liability Deferred Tax with effect on Income Statement | Goodwill
Reconciliation of changes in liability deferred tax
Liability Deferred Tax, Effect On Profit Or Loss	(162,637)
Liability Deferred Tax with effect on Income Statement | Properties Received in Payment
Reconciliation of changes in liability deferred tax
Liability Deferred Tax, Effect On Profit Or Loss	(44,662)
Liability Deferred Tax with effect on Income Statement | Other deductions
Reconciliation of changes in liability deferred tax
Liability Deferred Tax, Effect On Profit Or Loss	(47,827)
Liability Deferred Tax with effect on OCI and Equity
Reconciliation of changes in liability deferred tax
Liability Deferred Tax, Effect on OCI and Equity	31,074
Reconciliation of changes in net deferred tax
Net Deferred Tax, Effect on OCI and Equity	65,416
Liability Deferred Tax with effect on OCI and Equity | Property and equipment
Reconciliation of changes in liability deferred tax
Liability Deferred Tax, Effect on OCI and Equity	(1,211)
Liability Deferred Tax with effect on OCI and Equity | Employee Benefits
Reconciliation of changes in liability deferred tax
Liability Deferred Tax, Effect on OCI and Equity	(7)
Liability Deferred Tax with effect on OCI and Equity | Participatory Titles Evaluation
Reconciliation of changes in liability deferred tax
Liability Deferred Tax, Effect on OCI and Equity	32,292
Liability Deferred Tax Foreign Exchange
Reconciliation of changes in liability deferred tax
Liability Deferred Tax, Foreign Exchange	(4,629)
Reconciliation of changes in net deferred tax
Net Deferred Tax, Foreign Exchange	(725)
Liability Deferred Tax Foreign Exchange | Property and equipment
Reconciliation of changes in liability deferred tax
Liability Deferred Tax, Foreign Exchange	(466)
Liability Deferred Tax Foreign Exchange | Deterioration assessment
Reconciliation of changes in liability deferred tax
Liability Deferred Tax, Foreign Exchange	(1,000)
Liability Deferred Tax Foreign Exchange | Participatory Titles Evaluation
Reconciliation of changes in liability deferred tax
Liability Deferred Tax, Foreign Exchange	(66)
Liability Deferred Tax Foreign Exchange | Goodwill
Reconciliation of changes in liability deferred tax
Liability Deferred Tax, Foreign Exchange	(1,451)
Liability Deferred Tax Foreign Exchange | Properties Received in Payment
Reconciliation of changes in liability deferred tax
Liability Deferred Tax, Foreign Exchange	(835)
Liability Deferred Tax Foreign Exchange | Other deductions
Reconciliation of changes in liability deferred tax
Liability Deferred Tax, Foreign Exchange	(432)
Liability Deferred Tax Foreign Exchange | IFRS 9 implementation adjustment
Reconciliation of changes in liability deferred tax
Liability Deferred Tax, Foreign Exchange	(379)
Liability Deferred Tax With Adjustments for Consolidation Purposes]
Reconciliation of changes in liability deferred tax
Liability Deferred Tax, Adjustments for consolidation purposes	(7,889)
Reconciliation of changes in net deferred tax
Net Deferred Tax, Adjustments for consolidation purposes	(8,947)
Liability Deferred Tax With Adjustments for Consolidation Purposes] | Deterioration assessment
Reconciliation of changes in liability deferred tax
Liability Deferred Tax, Adjustments for consolidation purposes	(1,436)
Liability Deferred Tax With Adjustments for Consolidation Purposes] | Participatory Titles Evaluation
Reconciliation of changes in liability deferred tax
Liability Deferred Tax, Adjustments for consolidation purposes	(6,364)
Liability Deferred Tax With Adjustments for Consolidation Purposes] | Investments In Associates Accounted For Using Equity Method
Reconciliation of changes in liability deferred tax
Liability Deferred Tax, Adjustments for consolidation purposes	$ (89)